Shareholders' Equity - Schedule of Information Regarding Outstanding Warrants to Purchase Shares (Details) - Warrants [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Information Regarding Outstanding Warrants to Purchase Shares [Line Items]
Number of outstanding warrants	2,659,797,128
January 2020 [Member]
Schedule of Information Regarding Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	January 2020
Number of outstanding warrants	23,838,038
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.12
February 2020 [Member]
Schedule of Information Regarding Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	February 2020
Number of outstanding warrants	11,250,000
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.05
July 2020 [Member]
Schedule of Information Regarding Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	July 2020
Number of outstanding warrants	29,419,890
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.08
August 2021 [Member]
Schedule of Information Regarding Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	August 2021
Number of outstanding warrants	10,500,000
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.07
December 2021 [Member]
Schedule of Information Regarding Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	December 2021
Number of outstanding warrants	10,500,000
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.07
January 2023 [Member]
Schedule of Information Regarding Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	January 2023
Number of outstanding warrants	28,636,500
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.02
November 2023 [Member]
Schedule of Information Regarding Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	November 2023
Number of outstanding warrants	771,366,900
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.01
August 2024 [Member]
Schedule of Information Regarding Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	August 2024
Number of outstanding warrants	1,774,285,800
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.01